Investments in Associates and Joint Ventures - Summary of Associates and Joint Ventures (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying Amount	$ 96,097	$ 128,601
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Principal Activity	Sugar production
Place of Incorporation	Mexico
Ownership Percentage	36.40%	36.40%
Carrying Amount	$ 2,933	$ 2,657
Industria Envasadora De Queretaro SA De CVIEQSA [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Industria Envasadora de Queretaro, S.A. de C.V. (“IEQSA”)
Principal Activity	Canned bottling
Place of Incorporation	Mexico
Ownership Percentage	26.50%	26.50%
Carrying Amount	$ 177	$ 177
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Principal Activity	Recycling
Place of Incorporation	Mexico
Ownership Percentage	35.00%	35.00%
Carrying Amount	$ 121	$ 100
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Jugos del Valle, S.A.P.I. de C.V.
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage	26.30%	26.30%
Carrying Amount	$ 1,560	$ 1,574
KSP Participacoes LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	KSP Partiçipações, L.T.D.A.
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	38.70%	38.70%
Carrying Amount	$ 117	$ 126
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Leao Alimentos e Bebidas, L.T.D.A.
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	24.70%	27.70%
Carrying Amount	$ 3,001	$ 3,282
UBI 3 Participacoes, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	UBI 3 Participações Ltda (Ades)
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	26.00%
Carrying Amount	$ 391
Other Investments In Coca Cola FEMSAs Companies [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Other investments in Coca-Cola FEMSA's companies
Principal Activity	Various
Place of Incorporation	Various
Carrying Amount	$ 228	64
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying Amount	$ 2,036	$ 1,911
Joint ventures	Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage	50.00%	50.00%
Dispensadoras de Cafe, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying Amount	$ 153	$ 145
Joint ventures	Dispensadoras de Café, S.A.P.I. de C.V.
Principal Activity	Services
Place of Incorporation	Mexico
Ownership Percentage	50.00%	50.00%
Estancia Hidromineral Itabirito, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying Amount		$ 96
Joint ventures	Estancia Hidromineral Itabirito, L.T.D.A
Principal Activity	Bottling and distribution
Place of Incorporation	Brazil
Ownership Percentage		50.00%
Coca Cola FEMSA Philippines Inc CCFPI [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying Amount		$ 11,460
Joint ventures	Coca-Cola FEMSA Philippines, Inc. ("CCFPI")
Principal Activity	Bottling
Place of Incorporation	Philippines
Ownership Percentage		51.00%
Fountain Agua Mineral, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying Amount	$ 784	$ 765
Joint ventures	Fountain Agua Mineral, L.T.D.A
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage	50.00%	50.00%
FEMSA Comercio [member] | Cafe Del Pacifico SAPI De CV Caffenio [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Café del Pacifico, S.A.P.I. de C.V. (Caffenio)
Principal Activity	Coffee
Place of Incorporation	Mexico
Ownership Percentage	40.00%	40.00%
Carrying Amount	$ 539	$ 493
Other Investments [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Other investments
Principal Activity	Various
Place of Incorporation	Various
Carrying Amount	$ 337	$ 482
Heineken [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Joint ventures	Heineken
Principal Activity	Beverages
Place of Incorporation	The Netherlands
Ownership Percentage	14.80%	20.00%
Carrying Amount	$ 83,720	$ 105,268